LONG TERM INVESTMENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended													1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 UBOX CNY	Dec. 31, 2013 UBOX CNY	Dec. 31, 2013 Kangdu CNY	Dec. 31, 2014 Sheen Star CNY	Dec. 31, 2014 Yibang CNY	Dec. 31, 2014 Quanjude CNY	Dec. 31, 2014 Loan to franchisees CNY	Dec. 31, 2014 Campsort CNY	Dec. 31, 2014 GOOAGOO CNY	Jun. 30, 2012 Series A preferred shares UBOX CNY	Aug. 31, 2013 Convertible bonds UBOX CNY	Dec. 31, 2012 Convertible bonds UBOX CNY	Aug. 31, 2014 Ordinary Shares UBOX	Dec. 31, 2013 Ordinary Shares UBOX
Long term investment
Long term investment	$ 36,909	229,005	90,517		40,517	40,517	50,000	20,990	2,482	137,943	5,140	11,644	10,289
Shares purchased														46,200,000
Consideration for purchase of investments	30,794	191,064	54,744	28,129										28,129	4,314
Convertible promissory note purchased	$ 12,122	75,210		8,074												8,074
Conversion of promissory note to ordinary shares (in shares)																	3,946,897	8,530,731
Equity interest percentage owned in cost method investment by the entity					3.70%